Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2024
Fidelity Freedom Blend 2010 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.92%
Since Inception	(0.43%)	[1]
Fidelity Freedom Blend 2010 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.80%
Since Inception	(2.10%)	[1]
Fidelity Freedom Blend 2010 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.98%
Since Inception	(0.79%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.58%)
F0201
Average Annual Return:
Past 1 year	9.96%
Since Inception	0.01%

[1]	A From April 6, 2021 .